Income Tax (Net Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Deferred Tax Assets, Tax Credit Carryforwards	$ 202	$ 199
Deferred Tax Assets, Operating Loss Carryforwards	422
Employee benefit	3	54
Intangibles	227	2
Deferred Tax Assets, Investments	302	347
Other	95	72
Deferred Tax Assets, Net	1,251	674
Less: Valuation allowance	11	0
Total net deferred income tax assets	1,240	674
Deferred income tax liabilities:
Policyholder liabilities and receivables	819	525
Net unrealized investment gains	459	712
DAC	889	1,493
Total deferred income tax liabilities	2,167	2,730
Deferred tax assets and liabilities [Abstract]
Net deferred income tax asset (liability)	$ (927)	(2,056)
Expiration Period Fourth Four Years By Deferred Tax Asset [Member]
Deferred income tax assets:
Deferred Tax Assets, Operating Loss Carryforwards		$ 0